CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares, par or stated value per share	$ 0.0003	$ 0.0003
Ordinary shares, shares authorized	203,333,333	203,333,333
Ordinary shares, shares issued	68,487,948	68,474,614
Ordinary shares, shares outstanding	68,487,948	68,474,614
Conversion of Series A Preferred Shares
Temporary equity, par or stated value per share	$ 0.0003	$ 0.0003
Temporary equity, shares authorized	106,666,667	106,666,667
Temporary equity, shares issued	91,600,398	91,600,398
Temporary equity, shares outstanding	91,600,398	91,600,398
Temporary equity, liquidation preference	$ 211,376,929	$ 211,376,929